Fair Value Measurements	6 Months Ended
Jun. 30, 2026
Fair Value Measurements
Fair Value Measurements

8)Fair Value Measurements

(a)Fair Value of Assets and Liabilities

The following table presents the carrying amounts and estimated fair values of the Partnership’s assets and liabilities that are measured at fair value on a recurring and non-recurring basis as of June 30, 2026 and December 31, 2025. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	June 30, 2026		December 31, 2025
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Recurring:
Financial assets:
Cash and cash equivalents	$95,255	$95,255	$88,983	$88,983
Current derivative assets:
Interest rate swap contracts	2,133	2,133	2,276	2,276
Non-current derivative assets:
Interest rate swap contracts	2,250	2,250	1,908	1,908
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	—	—	247	247
Non-current derivative liabilities:
Interest rate swap contracts	161	161	909	909
Long-term debt, current and non-current	905,915	889,741	959,633	941,525
Non-recurring:
Non-current asset:
Vessel	$—	$—	$59,498	$59,498

The carrying amounts shown in the table above are included in the unaudited interim consolidated balance sheet under the indicated captions. Carrying amount of long-term debt, current and non-current, above excludes capitalized debt issuance cost of $3.4 million and $4.5 million as of June 30, 2026 and December 31, 2025, respectively. The carrying value of trade accounts receivable, trade accounts payable and receivables/payables to owners and affiliates approximate their fair value.

The fair values of the financial instruments shown in the table above as of June 30, 2026 and December 31, 2025 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Partnership’s own judgment about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Partnership based on the best information available in the circumstances, including expected cash flows, appropriately risk-adjusted discount rates and available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of assets and liabilities:

●	Cash and cash equivalents and restricted cash: The fair value of the Partnership’s cash balances approximates the carrying amounts due to the current nature of the amounts. As of June 30, 2026 and December 31, 2025 there is no restricted cash.
●	Interest rate swap contracts: The fair value of interest rate swap contracts is determined using an income approach using the following significant inputs: (1) the term of the swap contract (weighted average of 1.4 years and 1.6 years, as of June 30, 2026 and December 31, 2025, respectively), (2) the notional amount of the swap contract (ranging from $13.8 million to $50.0 million as of June 30, 2026 and ranging from $14.4 million to $50.0 million as of December 31, 2025), discount rates interpolated based on relevant SOFR swap curves; and (3) the rate on the fixed leg of the swap contract (rates ranging from 1.62% to 3.80% as of June 30, 2026 and from 1.55% to 3.80% as of December 31, 2025).
●	Long-term debt: With respect to long-term debt measurements, the Partnership uses market interest rates and adjusts for risks, such as its own credit risk. In determining an appropriate spread to reflect its credit standing, the Partnership considered interest rates currently offered to KNOT for similar debt instruments of comparable maturities by KNOT’s and the Partnership’s bankers as well as other banks that regularly compete to provide financing to the Partnership.
●	Vessels: In estimating fair value, the Partnership considers factors related to vessel age, expected residual value, ongoing use of the vessels and equipment, shifts in market conditions and other impacting factors associated with the global oil and maritime transportation industries. This exercise in the fourth quarter of 2025 resulted in an impairment of the Bodil Knutsen owing to her high carrying value and the potential for her earnings in the hands of the Partnership to cease at the age of 20 years. This exercise in the fourth quarter of 2025 resulted in impairment in respect of this vessel using a discounted cash flow approach. The Partnership determined the discounted cash flows for the vessel using projected future redeployment opportunities and estimated residual value, discounted at an estimated market participant rate of 9.18%. The projected future redeployment opportunities take into consideration the Partnership’s projected time charter rates that the Partnership believes could be contracted in future periods. In establishing these estimates, the Partnership considered the specific attributes of the vessel, current and future potential discussions with potential customers, and available redeployment opportunities.

b)Fair Value Hierarchy

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring and non-recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of June 30, 2026 and December 31, 2025:

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	June 30,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2026	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$95,255	$95,255	$—	$—
Current derivative assets:
Interest rate swap contracts	2,133	—	2,133	—
Non-current derivative assets:
Interest rate swap contracts	2,250	—	2,250	—
Financial liabilities:
Non-current derivative liabilities:
Interest rate swap contracts	161		161
Long-term debt, current and non-current	$905,915	$—	$889,741	$—

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2025	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$88,983	$88,983	$—	$—
Current derivative assets:
Interest rate swap contracts	2,276	—	2,276	—
Non-current derivative assets:
Interest rate swap contracts	1,908	—	1,908	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	247	—	247	—
Non-current derivative liabilities:
Interest rate swap contracts	909		909
Long-term debt, current and non-current	$959,633	$—	$941,525	$—
Non-recurring:
Non-current asset:
Vessel	$59,498	$—	$—	$59,498

The Partnership’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1 and Level 2 as of June 30, 2026 and December 31, 2025.